CHARLENE A. GRANT
Assistant Vice President
Insurance Counsel
Law Department
Phone: 949-219-7286
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
November 1, 2007
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506
Re:	Registration Statement for Pacific Journey Individual Flexible Premium Deferred Variable Annuity (File Number 333-145824) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Journey Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments dated October 16, 2007.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/CHARLENE A. GRANT
Charlene A. Grant